Supplement to the Statement of Additional Information

Credit Suisse Commodity ACCESS Strategy Fund

Credit Suisse Commodity Return Strategy Fund

Credit Suisse Floating Rate High Income Fund

Credit Suisse Strategic Income Fund

Credit Suisse Managed Futures Strategy Fund

Credit Suisse Multialternative Strategy Fund

The following information will supersede or supplement certain information in the funds’ Statement of Additional Information.

On page 4, the following information replaces the section entitled “Investment Polices and Strategies”.

Investment Policies and Strategies

The Prospectus identifies and summarizes the individual types of securities in which each Fund invests as part of its principal investment strategies and the principal risks associated with such investments.  The investments, investment policies and investment restrictions set out below supplement those set forth in the Prospectus.  Each Fund’s investments must be consistent with its investment objective(s) and policies.  Accordingly, not all of the types of securities discussed below are eligible investments for each of the Funds.  Each Fund is permitted, but not obligated, to engage in the investment strategies and invest in the investments which are identified as applicable to the Fund in the table below, subject to any percentage limitations set out in the table.  Any percentage limitation on a Fund’s ability to invest in debt securities will not be applicable during periods when the Fund pursues a temporary defensive strategy as discussed below.

Descriptions in this SAI of a particular investment practice or technique in which a Fund may engage or a financial instrument which a Fund may purchase are meant to describe the spectrum of investments that Credit Suisse, in its discretion, may, but is not required to, use in managing the Fund’s portfolio.  Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not, in the judgment of Credit Suisse, be available, permissible, economically feasible or effective for their intended purposes in some or all markets, in which case the Fund would not use them. Certain practices, techniques or instruments may not be principal activities of a Fund but, to the extent employed, could from time to time have a material impact on the Fund’s performance.

Investment Policies and Strategies

	Commodity ACCESS Strategy Fund	Commodity Return Strategy Fund	Floating Rate High Income Fund	Strategic Income Fund	Managed Futures Strategy Fund	Multialternative Strategy Fund
Alternative Minimum Tax Bonds	•	•
Asset-Backed Securities	•	•	•	•
Assignments and Participations	•	•	•	•
Below Investment Grade Securities	• (up to 10% of net assets)	• (up to 10% of net assets)	•	•	•	•
Distressed Securities			• (up to 20% of total assets)	•		•
Borrowing	•	• (for temporary or emergency purposes)	•	•	•	•
Leverage	•		•	•	•	•
Collateralized Debt Obligations			•	•
Collateralized Mortgage Obligations	•	•		•
Commodity-Linked Derivatives	•	•			•	•
Convertible Securities	•	•	•	•		•
Currency Exchange Transactions	•	•	•	•	•	•
Currency Hedging	•	•	•	•	•	•
Currency Options	•	•	•	•	•	•
Forward Currency Contracts	•	•	•	•	•	•
Delayed Funding Loans and Revolving Credit Facilities	•	•	•	•
Dollar Rolls	•	•		•	•	•
Emerging Growth and Smaller Capitalization Companies; Unseasoned Issuers	•	•
Equity Securities			•	•	•	•
Event-Linked Bonds	•	•
Exchange-Traded Notes	•	•	•	•	•	•

	Commodity ACCESS Strategy Fund	Commodity Return Strategy Fund	Floating Rate High Income Fund	Strategic Income Fund	Managed Futures Strategy Fund	Multialternative Strategy Fund
Fixed Income Securities	•		•	•	•	•
Foreign Investments	•	•	• (up to 30% of total assets)	•	•	•
Depository Receipts	•	•				•
Emerging Markets	•			•	•	•
Foreign Debt Securities	•	•		•	•
Privatizations	•	•
Futures Contracts	•	•		•	•	•
Options on Futures Contracts	•	•		•	•	•
Hedging Generally	•	•	•	•
Investment Grade Securities	•	•	•	•	•	•
Investments in the Subsidiary	•	•			•	•
Lending of Portfolio Securities	•	•	•	•	•	•
Mezzanine Investments			•	•
Money Market Instruments	•	•	•	•	•	•
Mortgage-Backed Securities	•	•		•
To-Be-Announced Mortgage-Backed Securities	•	•		•
Municipal Obligations	•	•		•
Bond Insurer Risk	•	•
Non-Diversified Status	•	•			•	•
Non-Publicly Traded and Illiquid Securities	•	•	•	•	•	•
Rule 144A Securities	•	•	•	•	•	•
Options	•	•		•	•	•
Securities Options	•	•		•	•	•
Securities and Commodities Index Options	•	•		•	•	•
Uncovered Options Transactions	•	•			•
OTC Options	•	•		•	•	•
Options on Swaps (“Swaptions”)	•	•			•
Preferred Stock	•	•	•	•
REITs	•	•				•
Repurchase Agreements	•	• (up to 20% of total assets)	•	•	•	•
Reverse Repurchase Agreements	•	•	•	•	•	•
Rights Offerings and Purchase Warrants			•	•	•	•
Securities Acquired in Restructurings and Workouts			•	•
Securities of Other Investment Companies	•	•	•	•	•	•
Money Market Mutual Funds	•	• (up to 25% of assets)	•	•	•	•
Senior Loans			•	•
Second Lien and Other Secured Loans			•	•
Short Sales	•	•	•	•	•	•
Short Sales “Against the Box”	•	•	•	•	•	•
“Special Situation” Companies	•	•
Stand-By Commitment Agreements	•	•
Structured Notes, Bonds or Debentures	•	•	•	•	•
Limitations on Leverage		•
Principal Protection	•	•
Swap Agreements	•	•	•	•	•	•
Credit Default Swap Agreements	•	•	• (up to 20% of assets)	•		•
Interest Rate Caps, Floors and Collars	•	•		•	•	•
Temporary Investments	•	•	•	•	•	•
U.S. Government Securities	•	•	•	•	•	•
Variable and Floating Rate Securities and Master Demand Notes	•	•	•	•	•	•
Warrants	•		•	•
When-Issued Securities and Delayed-Delivery Transactions	•	•	•	•	•	•
Zero Coupon Securities	•	•	•	•	•	•
Government Zero Coupon Securities	•	•	•	•	•	•

Dated:  November 22, 2013

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